Deposits - Summary of Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2013
Deposits [Line Items]
Non-interest-bearing checking
Interest-bearing checking	0.05%	0.07%	0.08%
Total checking accounts	0.03%	0.04%	0.04%
Money market accounts	0.19%	0.19%	0.19%
Regular savings	0.10%	0.10%	0.10%
Advance payments by borrowers for taxes and insurance	0.19%	0.21%	0.10%
Certificate of deposit, Weighted Average Rate	0.52%	0.57%	0.72%
Total deposits, Weighted Average Rate	0.21%	0.24%	0.31%
Non-interest-bearing checking	$ 276,829	$ 259,926	$ 267,732
Interest-bearing checking	286,268	301,956	295,478
Total checking accounts	563,097	561,882	563,210
Money market accounts	461,114	468,461	491,330
Regular savings	316,196	293,159	290,705
Advance payments by borrowers for taxes and insurance	40,008	822	20,804
Certificates of deposit, Carrying Amount	492,825	550,969	658,976
Total deposits	1,873,240	1,875,293	2,025,025
Scenario, Previously Reported [Member]
Deposits [Line Items]
Advance payments by borrowers for taxes and insurance		0.10%
0.00% to 0.99%
Deposits [Line Items]
Certificate of deposit, Weighted Average Rate	0.32%	0.33%	0.39%
Certificates of deposit, Carrying Amount	405,937	457,407	519,909
0.00% to 0.99% | Maximum
Deposits [Line Items]
Percentage of interest on certificates of deposit	0.99%	0.99%
0.00% to 0.99% | Minimum
Deposits [Line Items]
Percentage of interest on certificates of deposit	0.00%	0.00%
1.00% to 1.99%
Deposits [Line Items]
Certificate of deposit, Weighted Average Rate	1.27%	1.28%	1.23%
Certificates of deposit, Carrying Amount	71,293	67,762	92,164
1.00% to 1.99% | Maximum
Deposits [Line Items]
Percentage of interest on certificates of deposit	1.99%	1.99%
1.00% to 1.99% | Minimum
Deposits [Line Items]
Percentage of interest on certificates of deposit	1.00%	1.00%
2.00% to 2.99%
Deposits [Line Items]
Certificate of deposit, Weighted Average Rate	2.37%	2.37%	2.37%
Certificates of deposit, Carrying Amount	15,595	16,116	17,628
2.00% to 2.99% | Maximum
Deposits [Line Items]
Percentage of interest on certificates of deposit	2.99%	2.99%
2.00% to 2.99% | Minimum
Deposits [Line Items]
Percentage of interest on certificates of deposit	2.00%	2.00%
3.00% to 3.99%
Deposits [Line Items]
Certificate of deposit, Weighted Average Rate		3.59%	3.58%
Certificates of deposit, Carrying Amount	0	7,310	12,433
3.00% to 3.99% | Maximum
Deposits [Line Items]
Percentage of interest on certificates of deposit	3.99%	3.99%
3.00% to 3.99% | Minimum
Deposits [Line Items]
Percentage of interest on certificates of deposit	3.00%	3.00%
4.00% and above
Deposits [Line Items]
Certificate of deposit, Weighted Average Rate		4.24%	4.38%
Certificates of deposit, Carrying Amount	$ 0	$ 2,374	$ 16,842
4.00% and above | Minimum
Deposits [Line Items]
Percentage of interest on certificates of deposit	4.00%	4.00%